PARTIES-IN-INTEREST TRANSACTIONS - Related Party Investments (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 127,190,507	$ 121,252,135
LFC common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, number of shares (in shares)	552,388	584,569
LFC common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 31,519,256	$ 40,194,948